Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001272950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2017
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
RBC Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading
RBC Mid Cap Value Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 63 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 229% of the average value of its portfolio

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	229.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of mid-sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, “assets” is defined as net assets, plus the amount of any borrowings for investment purposes. Mid-sized companies are defined by the Fund as companies that fall within the market capitalization range of the Russell Midcap® Value Index at the time of purchase. As of May 27, 2016, the market capitalization range for the Russell Midcap® Value Index was approximately $2.0 billion to $26.2 billion. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Bar Chart [Heading]	rr_BarChartHeading	RBC Mid Cap Value Fund – Class I Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for the RBC Mid Cap Value Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q4	2011	18.10%
Worst quarter:	Q3	2011	(23.41)%

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns (for the periods ended December 31, 2016)

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception dates of Class I shares and Class A shares of the Fund are December 31, 2009 and October 26, 2015, respectively. Performance shown for Class A prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class A shares and the applicable sales charges.

RBC Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	20.00%
Past 5 Years	rr_AverageAnnualReturnYear05	15.70%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
RBC Mid Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.27%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%	[1]
One Year	rr_ExpenseExampleYear01	$ 68
Three Years	rr_ExpenseExampleYear03	899
Five Years	rr_ExpenseExampleYear05	1,748
Ten Years	rr_ExpenseExampleYear10	$ 3,949
Annual Return 2010	rr_AnnualReturn2010	26.49%
Annual Return 2011	rr_AnnualReturn2011	(3.60%)
Annual Return 2012	rr_AnnualReturn2012	16.59%
Annual Return 2013	rr_AnnualReturn2013	33.89%
Annual Return 2014	rr_AnnualReturn2014	17.79%
Annual Return 2015	rr_AnnualReturn2015	(4.81%)
Annual Return 2016	rr_AnnualReturn2016	14.46%
Past Year	rr_AverageAnnualReturnYear01	14.46%
Past 5 Years	rr_AverageAnnualReturnYear05	14.91%
Since Inception	rr_AverageAnnualReturnSinceInception	13.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
RBC Mid Cap Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	13.35%
Past 5 Years	rr_AverageAnnualReturnYear05	11.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
RBC Mid Cap Value Fund | Class I | Return After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	8.41%
Past 5 Years	rr_AverageAnnualReturnYear05	10.39%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
RBC Mid Cap Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	42.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	43.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(42.56%)	[1],[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%	[1]
One Year	rr_ExpenseExampleYear01	$ 663
Three Years	rr_ExpenseExampleYear03	6,227
Five Years	rr_ExpenseExampleYear05	8,333
Ten Years	rr_ExpenseExampleYear10	$ 9,502
Past Year	rr_AverageAnnualReturnYear01	7.66%
Past 5 Years	rr_AverageAnnualReturnYear05	13.46%
Since Inception	rr_AverageAnnualReturnSinceInception	12.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2015
RBC SMID Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading
RBC SMID Cap Growth Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 63 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment. As of May 27, 2016, the market capitalization range for the Russell 2500™ Growth Index was approximately $133 million to $9.9 billion. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund’s portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

●	Positive future revenue and earnings growth prospects

●	Consistent financial results

●	High returns on equity and profit margins relative to industry peers

●	A strong balance sheet

●	Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

●	Superior company management

●	A unique market niche and broad market opportunities

●	Solid accounting methodology

The Fund’s portfolio will normally consist of approximately 70 to 90 companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Growth Investing Risk. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class I and Class R6 shares may be different than the returns of Class A shares shown in the bar chart and performance table because expenses of the classes differ. The bar chart shows the Fund’s performance for the past ten calendar years. Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Bar Chart [Heading]	rr_BarChartHeading	RBC SMID Cap Growth Fund – Class A Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for the RBC SMID Cap Growth Fund – Class A:
	Quarter	Year	Returns
Best quarter:	Q1	2012	14.66%
Worst quarter:	Q4	2008	(28.41)%

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns (for the periods ended December 31, 2016)[1]

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance Table

The table below shows before and after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class A and Class I is December 31, 1990 and of Class R6 is November 21, 2016. Performance shown for Class R6 prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class R6 shares.

RBC SMID Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	9.73%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	13.88%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	8.24%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990
RBC SMID Cap Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
One Year	rr_ExpenseExampleYear01	$ 681
Three Years	rr_ExpenseExampleYear03	977
Five Years	rr_ExpenseExampleYear05	1,294
Ten Years	rr_ExpenseExampleYear10	$ 2,192
Annual Return 2007	rr_AnnualReturn2007	12.28%
Annual Return 2008	rr_AnnualReturn2008	(41.75%)
Annual Return 2009	rr_AnnualReturn2009	29.72%
Annual Return 2010	rr_AnnualReturn2010	33.19%
Annual Return 2011	rr_AnnualReturn2011	1.45%
Annual Return 2012	rr_AnnualReturn2012	16.84%
Annual Return 2013	rr_AnnualReturn2013	34.47%
Annual Return 2014	rr_AnnualReturn2014	2.77%
Annual Return 2015	rr_AnnualReturn2015	0.22%
Annual Return 2016	rr_AnnualReturn2016	10.69%
Past Year	rr_AverageAnnualReturnYear01	4.30%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	11.04%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	6.83%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990
RBC SMID Cap Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	2.47%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	8.54%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	5.46%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990
RBC SMID Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	3.95%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	8.71%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	5.47%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990
RBC SMID Cap Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	314
Five Years	rr_ExpenseExampleYear05	560
Ten Years	rr_ExpenseExampleYear10	$ 1,265
Past Year	rr_AverageAnnualReturnYear01	10.93%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	12.63%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	7.73%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1990
RBC SMID Cap Growth Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	294
Five Years	rr_ExpenseExampleYear05	524
Ten Years	rr_ExpenseExampleYear10	$ 1,185
Past Year	rr_AverageAnnualReturnYear01	10.98%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	12.79%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	7.97%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2016
RBC Enterprise Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading
RBC Enterprise Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 63 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests primarily in common stocks of companies whose market capitalizations at the time of the Fund’s initial purchase are below the dollar-weighted median market capitalization of companies in the Russell 2000® Index, which are often referred to as “micro-cap” companies. However, the Fund is more broadly authorized to invest in common stocks of small capitalization companies, defined for this purpose as companies whose market capitalizations at the time of initial purchase are at or below the highest capitalization represented in the Russell 2000® Index. As of May 27, 2016, the highest capitalization represented in the Russell 2000® Index was $3.9 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies’ fundamental financial characteristics and business prospects. The Advisor uses a bottom-up approach to select stocks for the Fund’s portfolio with a focus on companies’ competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk.  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Small and Micro Company Risk.  Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, the Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. The bar chart shows the Fund’s performance for the past ten calendar years. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Bar Chart [Heading]	rr_BarChartHeading	RBC Enterprise Fund – Class I Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for the RBC Enterprise Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q2	2009	27.91%
Worst quarter:	Q4	2008	(26.11)%

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns (for the periods ended December 31, 2016)

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares for a fund that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

RBC Enterprise Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	21.31%
Past 5 Years	rr_AverageAnnualReturnYear05	14.46%
Past 10 Years	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 1983
RBC Enterprise Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%
One Year	rr_ExpenseExampleYear01	$ 703
Three Years	rr_ExpenseExampleYear03	1,105
Five Years	rr_ExpenseExampleYear05	1,532
Ten Years	rr_ExpenseExampleYear10	$ 2,718
Past Year	rr_AverageAnnualReturnYear01	18.95%
Past 5 Years	rr_AverageAnnualReturnYear05	11.68%
Past 10 Years	rr_AverageAnnualReturnYear10	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2004
RBC Enterprise Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
One Year	rr_ExpenseExampleYear01	$ 110
Three Years	rr_ExpenseExampleYear03	380
Five Years	rr_ExpenseExampleYear05	670
Ten Years	rr_ExpenseExampleYear10	$ 1,496
Annual Return 2007	rr_AnnualReturn2007	(2.98%)
Annual Return 2008	rr_AnnualReturn2008	(38.02%)
Annual Return 2009	rr_AnnualReturn2009	23.15%
Annual Return 2010	rr_AnnualReturn2010	23.83%
Annual Return 2011	rr_AnnualReturn2011	(1.79%)
Annual Return 2012	rr_AnnualReturn2012	25.09%
Annual Return 2013	rr_AnnualReturn2013	42.00%
Annual Return 2014	rr_AnnualReturn2014	(3.67%)
Annual Return 2015	rr_AnnualReturn2015	(13.79%)
Annual Return 2016	rr_AnnualReturn2016	26.49%
Past Year	rr_AverageAnnualReturnYear01	26.49%
Past 5 Years	rr_AverageAnnualReturnYear05	13.29%
Past 10 Years	rr_AverageAnnualReturnYear10	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
RBC Enterprise Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	26.16%
Past 5 Years	rr_AverageAnnualReturnYear05	12.10%
Past 10 Years	rr_AverageAnnualReturnYear10	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
RBC Enterprise Fund | Class I | Return After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	15.27%
Past 5 Years	rr_AverageAnnualReturnYear05	10.54%
Past 10 Years	rr_AverageAnnualReturnYear10	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
RBC Small Cap Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading
RBC Small Cap Core Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 63 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of small companies. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of May 27, 2016, the market capitalization range of the Russell 2000® Index was approximately $133 million to $3.9 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies’ fundamental financial characteristics and business prospects. The Advisor uses a bottom-up approach to select stocks for the Fund’s portfolio with a focus on companies’ competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns of Class A and Class R6 shares may be different than the returns of Class I shares shown in in the bar chart and performance table because expenses of the classes differ. The bar chart shows the Fund’s performance for the past ten calendar years. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Bar Chart [Heading]	rr_BarChartHeading	RBC Small Cap Core Fund – Class I Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for the RBC Small Cap Core Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q2	2009	28.47%
Worst quarter:	Q4	2008	(26.15)%

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns (for the periods ended December 31, 2016)

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class R6 (November 21, 2016) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

RBC Small Cap Core Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	21.31%
Past 5 Years	rr_AverageAnnualReturnYear05	14.46%
Past 10 Years	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1991
RBC Small Cap Core Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 685
Three Years	rr_ExpenseExampleYear03	983
Five Years	rr_ExpenseExampleYear05	1,303
Ten Years	rr_ExpenseExampleYear10	$ 2,206
Past Year	rr_AverageAnnualReturnYear01	18.79%
Past 5 Years	rr_AverageAnnualReturnYear05	12.69%
Past 10 Years	rr_AverageAnnualReturnYear10	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2004
RBC Small Cap Core Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	336
Five Years	rr_ExpenseExampleYear05	600
Ten Years	rr_ExpenseExampleYear10	$ 1,354
Annual Return 2007	rr_AnnualReturn2007	(3.23%)
Annual Return 2008	rr_AnnualReturn2008	(32.47%)
Annual Return 2009	rr_AnnualReturn2009	33.31%
Annual Return 2010	rr_AnnualReturn2010	29.73%
Annual Return 2011	rr_AnnualReturn2011	0.92%
Annual Return 2012	rr_AnnualReturn2012	15.47%
Annual Return 2013	rr_AnnualReturn2013	37.91%
Annual Return 2014	rr_AnnualReturn2014	4.68%
Annual Return 2015	rr_AnnualReturn2015	(7.27%)
Annual Return 2016	rr_AnnualReturn2016	26.34%
Past Year	rr_AverageAnnualReturnYear01	26.34%
Past 5 Years	rr_AverageAnnualReturnYear05	14.32%
Past 10 Years	rr_AverageAnnualReturnYear10	8.34%
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 1991
RBC Small Cap Core Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	26.29%
Past 5 Years	rr_AverageAnnualReturnYear05	13.64%
Past 10 Years	rr_AverageAnnualReturnYear10	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	9.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 1991
RBC Small Cap Core Fund | Class I | Return After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	14.95%
Past 5 Years	rr_AverageAnnualReturnYear05	11.43%
Past 10 Years	rr_AverageAnnualReturnYear10	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 1991
RBC Small Cap Core Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.87%
One Year	rr_ExpenseExampleYear01	$ 89
Three Years	rr_ExpenseExampleYear03	312
Five Years	rr_ExpenseExampleYear05	553
Ten Years	rr_ExpenseExampleYear10	$ 1,245
Past Year	rr_AverageAnnualReturnYear01	26.37%
Past 5 Years	rr_AverageAnnualReturnYear05	14.38%
Past 10 Years	rr_AverageAnnualReturnYear10	8.56%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2016
RBC Microcap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading
RBC Microcap Value Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 63 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets in microcap value stocks. The Fund buys microcap value stocks using a quantitative model. Microcap value stocks combine the characteristics of “microcap stocks” and “value stocks.” The Fund defines “microcap stocks” as stocks of companies that have market capitalization at the time of the Fund’s initial purchase of between $20 million and the market capitalization that marks the point between the 8th and 9th deciles of New York Stock Exchange listed stocks (“upper limit”). At the close of business on November 25, 2016, this “upper limit” was approximately $611.61 million. The Fund defines “value stocks” primarily as those with low price-to-book characteristics.

Stocks may be purchased for the Fund’s portfolio if they meet the “microcap stock” and “value stock” criteria described above, are issued by companies which have reported net income for the twelve month period prior to purchase of the stock, and have a low price-to-book valuation. Low liquidity may eliminate a stock which otherwise meets market capitalization and value criteria or may result in the stock being assigned a lower portfolio weighting. There will be a portfolio review, which may result in a readjustment of holdings, at least once per year. Sales of portfolio holdings may be made gradually over time as required by the liquidity criteria of an individual security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Model and Data Risk. The Advisor uses a quantitative model to buy stocks. To the extent the model used by the Advisor or the information and data supplied by third parties are incorrect or incomplete, the decisions made by the Advisor in reliance thereon could expose the Fund to potential risks and could lead to the Fund incurring losses on its investments.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns for Class A shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. The bar chart shows the Fund’s performance for the past ten calendar years. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Bar Chart [Heading]	rr_BarChartHeading	RBC Microcap Value Fund – Class I Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for the RBC Microcap Value Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q2	2009	26.17%
Worst quarter:	Q4	2008	(29.79)%

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns (for the periods ended December 31, 2016)

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

RBC Microcap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	31.74%
Past 5 Years	rr_AverageAnnualReturnYear05	15.07%
Past 10 Years	rr_AverageAnnualReturnYear10	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1987
RBC Microcap Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.34%
One Year	rr_ExpenseExampleYear01	$ 704
Three Years	rr_ExpenseExampleYear03	1,063
Five Years	rr_ExpenseExampleYear05	1,445
Ten Years	rr_ExpenseExampleYear10	$ 2,515
Past Year	rr_AverageAnnualReturnYear01	18.37%
Past 5 Years	rr_AverageAnnualReturnYear05	15.36%
Past 10 Years	rr_AverageAnnualReturnYear10	5.72%
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2004
RBC Microcap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
One Year	rr_ExpenseExampleYear01	$ 111
Three Years	rr_ExpenseExampleYear03	383
Five Years	rr_ExpenseExampleYear05	675
Ten Years	rr_ExpenseExampleYear10	$ 1,508
Annual Return 2007	rr_AnnualReturn2007	(9.19%)
Annual Return 2008	rr_AnnualReturn2008	(39.36%)
Annual Return 2009	rr_AnnualReturn2009	28.77%
Annual Return 2010	rr_AnnualReturn2010	25.71%
Annual Return 2011	rr_AnnualReturn2011	(3.06%)
Annual Return 2012	rr_AnnualReturn2012	20.88%
Annual Return 2013	rr_AnnualReturn2013	43.86%
Annual Return 2014	rr_AnnualReturn2014	5.67%
Annual Return 2015	rr_AnnualReturn2015	(5.09%)
Annual Return 2016	rr_AnnualReturn2016	25.94%
Past Year	rr_AverageAnnualReturnYear01	25.94%
Past 5 Years	rr_AverageAnnualReturnYear05	17.04%
Past 10 Years	rr_AverageAnnualReturnYear10	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1987
RBC Microcap Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	24.35%
Past 5 Years	rr_AverageAnnualReturnYear05	16.40%
Past 10 Years	rr_AverageAnnualReturnYear10	6.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1987
RBC Microcap Value Fund | Class I | Return After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	15.99%
Past 5 Years	rr_AverageAnnualReturnYear05	13.78%
Past 10 Years	rr_AverageAnnualReturnYear10	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1987
RBC Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading
RBC Small Cap Value Fund

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in common stocks of small companies that are considered to be undervalued in relation to earnings, dividends and/or assets. Small companies are defined by the Fund as companies that fall within the market capitalization range of the Russell 2000® Value Index at the time of purchase. The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2,000 companies with lower price-to-book ratios and lower forecasted growth values. As of May 27, 2016, the market capitalization range for the Russell 2000® Value Index was approximately $133 million to $3.9 billion.

The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis. This analysis considers factors such as attractive and sustainable business fundamentals, near-term profitability improvement potential, financial strength, management strength and low valuation. The Fund normally invests for the long-term, but may sell a security at any time the Advisor considers the security to be overvalued or otherwise unfavorable. The Fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies.

The Fund may invest in the aggregate up to 20% of its assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Small and Micro Company Risk. Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Value Investing Risk. Value stocks may not increase in price as anticipated by the Advisor if they fall out of favor with investors or the markets favor faster-growing companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns of Class R6 shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the two classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Bar Chart [Heading]	rr_BarChartHeading	RBC Small Cap Value Fund – Class I Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for the RBC Small Cap Value Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q4	2016	13.34%
Worst quarter:	Q3	2015	(8.64)%

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns (for the periods ended December 31, 2016)

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Performance Table

The table below shows before and after-tax returns for Class I shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The inception date of Class I is December 3, 2014 and of Class R6 is November 21, 2016. Performance shown for Class R6 shares prior to its inception date is based on the performance of Class I shares, adjusted to reflect the fees and expenses of Class R6 shares.

RBC Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	31.74%
Since Inception	rr_AverageAnnualReturnSinceInception	11.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2014
RBC Small Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.91%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.71%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	679
Five Years	rr_ExpenseExampleYear05	1,282
Ten Years	rr_ExpenseExampleYear10	$ 2,916
Annual Return 2015	rr_AnnualReturn2015	(2.10%)
Annual Return 2016	rr_AnnualReturn2016	31.85%
Past Year	rr_AverageAnnualReturnYear01	31.85%
Since Inception	rr_AverageAnnualReturnSinceInception	14.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
RBC Small Cap Value Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	31.18%
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
RBC Small Cap Value Fund | Class I | Return After Taxes on Distributions and Sale of Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Past Year	rr_AverageAnnualReturnYear01	18.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2014
RBC Small Cap Value Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.91%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	674
Five Years	rr_ExpenseExampleYear05	1,278
Ten Years	rr_ExpenseExampleYear10	$ 2,912
Past Year	rr_AverageAnnualReturnYear01	31.97%
Since Inception	rr_AverageAnnualReturnSinceInception	14.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 21, 2016
Classes | RBC Mid Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.41%)
Classes | RBC SMID Cap Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.41%)
Classes | RBC Enterprise Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.11%)
Classes | RBC Small Cap Core Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.15%)
Classes | RBC Microcap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
Classes | RBC Small Cap Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.64%)

[1]	Restated to reflect current fees.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.92% of the Fund's average daily net assets for Class A shares and 0.67% for Class I shares. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap. In addition, the Advisor has contractually agreed to waive fees and/or pay operating expenses through October 31, 2017 for the Fund in order to maintain net annual fund operating expenses to 0.80% of the Fund's average daily net assets for Class A shares and 0.55% for Class I shares.
[3]	A 1.00% Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[4]	The performance for the period from June 1, 1994 to April 19, 2004 reflects the performance of the Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
[5]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.
[6]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.10% of the Fund's average daily net assets for Class A shares, 0.85% for Class I shares and 0.80% for Class R6 shares. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.
[7]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.33% of the Fund's average daily net assets for Class A shares and 1.08% for Class I shares. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.
[8]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.15% of the Fund's average daily net assets for Class A shares, 0.90% for Class I shares and 0.87% for Class R6 shares. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.
[9]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[10]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.32% for Class A and 1.07% for Class I. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.
[11]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 1.00% of the Fund's average daily net assets for Class I shares and 0.95% for Class R6 shares. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year's expense cap.